SEGMENT INFORMATION	3 Months Ended
Sep. 30, 2023
SEGMENT INFORMATION
SEGMENT INFORMATION

12.   SEGMENT INFORMATION

The tables present information with respect to the Group´s reporting segments:

	Seed and
	integrated	Crop	Crop
Period ended September 30, 2023	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	21,677,053	55,754,360	38,197,379	115,628,792
Royalties	554,013	—	—	554,013
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	87,844	172,118	150,951	410,913
Total	22,318,910	55,926,478	38,348,330	116,593,718

Cost of sales	(14,110,381)	(36,183,792)	(21,321,608)	(71,615,781)
Gross profit per segment	8,208,529	19,742,686	17,026,722	44,977,937
% Gross margin	37%	35%	44%	39%

	Seed and
	integrated	Crop	Crop
Period ended September 30, 2022	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	13,073,640	62,986,173	50,053,823	126,113,636
Royalties	729,612	—	—	729,612
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	51,451	89,573	348,982	490,006
Total	13,854,703	63,075,746	50,402,805	127,333,254

Cost of sales	(5,539,489)	(45,035,250)	(25,101,139)	(75,675,878)
Gross profit per segment	8,315,214	18,040,496	25,301,666	51,657,376
% Gross margin	60%	29%	50%	41%

As of the current period, changes in the net realizable value of agricultural products after harvest have been excluded from segment information since those results depend on market fluctuations which are beyond the Group’s operating control. The company has recast the comparative amounts.